Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties

2. Transactions with Related Parties

(a) Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, at the beginning of each year, in accordance with the terms of the Management Agreement, if both parties agree. In 2020, 2019 and 2018, the monthly fees for operating conventional vessels were $27.5 apart from the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I and the VLCC Millennium until April 11, 2018, the date of vessel’s sale, which are managed by a third-party manager. Monthly fees for third-party managed vessels amounted to $27.7 for 2020 and $27.5 for both 2019 and 2018. Chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees are $20.4, $35.0 for the DP2 shuttle tankers, while the monthly fees for LNG carriers amounted to $37.3 for 2020 and $36.9 for both 2019 and 2018. The Management Company, for services rendered, charged $20,271, $20,147 and $20,169 for 2020, 2019 and 2018, respectively. Management fees for vessels are included in the General and Administrative Expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss).

In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. In 2020, 2019 and 2018, an award of $1,500, $500 and $200, respectively, was granted to the Management Company and is included in the General and Administrative expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss). In addition, special awards of $1,500 and $750 were paid to the Management Company in relation to newbuilding program in 2020 and capital raising offerings in 2018, respectively. These awards have been included as an additional newbuilding cost in 2020 and a deduction of additional paid-in capital in 2018, in the accompanying consolidated financial statements, respectively.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery as at December 31, 2020, are $20,912 for 2021, $21,186 for 2022, $20,790 for each of the years 2023 and 2024, $20,329 for 2025 and $97,175 from 2026 to 2030.

Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4 in 2020, 2019 and 2018. These fees in total amounted to $740, $850 and $245 for 2020, 2019 and 2018, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

At December 31, 2020, the amount due from the Management Company was $93 ($197 due to the Management Company at December 31, 2019).

(b) Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German Group. TCM, with the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels. TCM for services rendered charged $1,327, $2,038 and $2,389 for 2020, 2019 and 2018, respectively.

At December 31, 2020, the amount due from TCM was $20,693 ($20,113 at December 31, 2019), relating to vessel operating expenses to be incurred in the following month.

TCM has a 25% share in a manning agency, located in the Philippines, named TCM Tsakos Maritime Philippines (TMPI), which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TCM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

(c) Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss). Tsakos Shipping also provides sale and purchase of vessels brokerage service. In 2020, the suezmax tanker Silia T. and the handysize tanker Didimon were sold and for this service, Tsakos Shipping charged a brokerage commission of $0.2 million in total, representing 1.0% of the sale price of each vessel. In 2019 there were no such sale and purchase charges. In 2018, the VLCC tanker Millennium was sold and for this service, Tsakos Shipping charged a brokerage commission of $0.1 million, which was 0.5% of the sale price of the vessel. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each newbuilding vessel in payment for the cost of design and supervision of the newbuilding by Tsakos Shipping. In 2020, $1.0 million in aggregate was charged for supervision fees on four vessels which were delivered in the fourth quarter of 2019 and throughout 2020. In 2019 and 2018, no such fee was charged. All commissions are paid in the ordinary course of the Company’s business and at terms standard to industry practice.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company and are also shareholders of the Holding Company.

Tsakos Shipping for services rendered charged $8,060, $7,405 and $6,580 for 2020, 2019 and 2018, respectively. At December 31, 2020, the amount due to Tsakos Shipping was $1,376 ($1,386 at December 31, 2019). There is also at December 31, 2020, an amount of $317 ($350 at December 31, 2019) due to Tsakos Shipping, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(d) Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance, war risk insurance and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping. Argosy, for services rendered, charged $9,480, $9,519 and $9,799 for 2020, 2019 and 2018, respectively. At December 31, 2020, the amount due to Argosy was $2,190 ($5,705 at December 31, 2019). There is also at December 31, 2020, an amount of $1 ($18 at December 31, 2019) due to Argosy, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(e) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. AirMania, for services rendered, charged $4,380, $5,617, and $5,345 for 2020, 2019 and 2018, respectively.

At December 31, 2020, the amount due to AirMania was $437 ($420 at December 31, 2019).